Income and expenses	12 Months Ended
Dec. 31, 2021
Disclosure of income and expenses [abstract]
Disclosure of income and expenses [text block]
22	Income and expenses
22.1 Revenue
22.1.1 Disaggregated revenue information

	For the year ended December 31, 2021
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,981	38,507	18,652	69,140	—	69,140
Americas other than USA	501	4,576	1,220	6,297	—	6,297
Europe (without Belgium) & Africa	18,749	22,098	62,683	103,530	—	103,530
Belgium	235	1,177	5,535	6,947	—	6,947
Asia Pacific	11,436	7,010	1,090	19,536	—	19,536
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Type of goods or service
Software revenue (non-medical)	42,902	—	—	42,902	—	42,902
Software revenue (medical)	—	22,856	—	22,856	—	22,856
Medical devices and services	—	50,512	—	50,512	—	50,512
Manufacturing	—	—	89,180	89,180	—	89,180
Other	—	—	—	—	—	—
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450
Timing of revenue recognition
Goods/Services transferred at a point in time	19,832	54,355	85,448	159,635	—	159,635
Goods/Services transferred over time	23,070	19,013	3,732	45,815	—	45,815
Total revenue from contracts with customers	42,902	73,368	89,180	205,450	—	205,450

	For the year ended December 31, 2020
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,939	28,173	7,153	47,265	—	47,265
Americas other than USA	533	4,504	260	5,297	—	5,297
Europe (without Belgium) & Africa	15,702	20,781	56,840	93,323	—	93,323
Belgium	112	2,335	4,570	7,017	31	7,048
Asia Pacific	10,768	5,936	812	17,516	—	17,516
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
Type of goods or service
Software revenue (non-medical)	39,054	—	—	39,054	—	39,054
Software revenue (medical)	—	19,808	—	19,808	—	19,808
Medical devices and services	—	41,921	—	41,921	—	41,921
Manufacturing	—	—	69,635	69,635	—	69,635
Other	—	—	—	—	—	—
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
Timing of revenue recognition
Goods/Services transferred at a point in time	15,536	46,286	66,824	128,646	31	128,677
Goods/Services transferred over time	23,518	15,443	2,811	41,772	—	41,772
Total revenue from contracts with customers	39,054	61,729	69,635	170,418	31	170,449
The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2021	2020	2019
Software revenue (non-medical)	42,902	39,054	41,654
Software revenue (medical)	22,887	19,808	19,407
Medical devices and services	50,481	41,921	41,401
Manufacturing	89,180	69,635	94,156
Other	—	31	61
Total	205,450	170,449	196,679
22.1.2 Contract balances
The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2021	2020
Trade receivables, included in ‘trade and other receivables’	42,814	32,346
Contract assets / contracts in progress	495	749
Contract liabilities / deferred income /advances receive d on contracts	39,324	34,797
We refer to Note 18 for a detail of the deferred income. Note 18 includes a split of the deferred income in current and non-current.
Non-current
deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front
fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2021 that was included in the contract liability at the beginning of the year amounts to K€34,797. There is no revenue recognized during 2021 from performance obligations that were satisfied in the previous years.
The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

•
Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.

•
Software licenses: certain software licenses may have been billed prior to the delivery of the software key or time-based software licenses may have been billed up-front
resulting in a deferred income balance.

•
Certain agreements in the medical segment include
up-front
fees such as
step-in
fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue constraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.

•
Certain development services are satisfied while the services can only billed at certain pre-defined
points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales
Cost of sales includ
e
s the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(38,691)	(31,725)	(37,870)
Amortization and depreciation	(11,296)	(11,788)	(10,917)
Payroll expenses	(38,499)	(32,438)	(37,715)
Work in Progress	1,208	(495)	(550)
Total	(87,278)	(76,446)	(87,052)
22.3 Research and development expenses
Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(3,770)	(2,788)	(2,583)
Amortization and depreciation	(1,821)	(1,746)	(1,483)
Payroll expenses	(21,300)	(20,368)	(19,219)
Other	—	(2,202)	(63)
Total	(26,891)	(27,104)	(23,348)
22.4 Sales and marketing expenses
Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(6,704)	(5,960)	(9,228)
Amortization and depreciation	(1,892)	(1,946)	(1,346)
Payroll expenses	(40,555)	(36,521)	(42,055)
Other	—	(209)	(360)
Total	(49,151)	(44,636)	(52,989)
22.5 General and administrative expenses
General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
Purchase of goods and services	(11,248)	(8,933)	(9,856)
Amortization and depreciation	(2,987)	(2,437)	(3,630)
Payroll expenses	(19,080)	(18,104)	(18,078)
Other	—	137	(222)
Total	(33,315)	(29,337)	(31,786)

22.6 Net other operating income
The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2021	2020*	2019
Government grants	4,466	4,473	5,263
Amortization intangibles purchase price allocation	(2,521)	(1,857)	(2,013)
Allowance for doubtful debtors	(58)	(244)	210
Capitalized expenses (asset construction)	223	316	166
Tax Credits	746	1,198	665
Personnel related income	—	—	37
Fair value adjustment Materialise Motion	—	770	—
Impairment Engimplan	—	(2,516)	—
Impairment Metal Belgium (Aldema)	(177)	—	—
Other	723	295	1,104
Total	3,402	2,436	5,432

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion.
The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes.
22.7 Payroll expenses
The following table shows the breakdown of payroll expenses for 2021, 2020 and 2019:

	For the year ended December 31
in 000€	2021	2020	2019
Short-term employee benefits	(93,850)	(82,135)	(87,775)
Social security expenses	(17,076)	(15,691)	(15,647)
Expenses defined contribution plans	(1,250)	(1,150)	(1,033)
Other employee expenses	(7,259)	(8,455)	(12,612)
Total	(119,435)	(107,431)	(117,067)
Total registered employees at the end of the period	2,332	2,162	2,177
22.8 Financial expenses
Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
Interest expense	(2,435)	(2,299)	(2,146)
Foreign exchange losses	(1,258)	(2,999)	(832)
Other financial expenses	(408)	(697)	(704)
Total	(4,101)	(5,995)	(3,682)
22.9 Financial income
Financial income includes the following selected information:

	For the year ended December 31
in 000€	2021	2020	2019
interest income	658	418	386
Foreign exchange gains	4,904	1,668	955
Other finance income	58	366	36
Total	5,620	2,452	1,377

Disclosure of income tax and deferred tax [text block]
22.10 Income taxes and deferred taxes
Current income tax
The following table shows the breakdown of the tax expense for 2021, 2020 and 2019:

	As of December 31,
in 000€	2021	2020*	2019
Current income tax	(1,252)	4	(2,926)
Deferred income taxes *	661	1,024	331
Total income taxes for the period	(591)	1,028	(2,595)

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.
Deferred tax
Deferred tax is presented in the statement of financial position und
e
r
non-current
assets and
non-current
liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense for 2021, 2020 and 2019:

	Asset/(liability)			Income/(expense)
in 000€	2021	2020*	2019	2021	2020*	2019
Tax losses, notional interest deduction and other tax credits	2,162	1,823	—	—	—	—
Amortization development assets and other intangible assets	136	75	38	—	—	—
Depreciation property, plant & equipment	55	125	70	—	—	—
Leases	35	—	—	—	—	—
Other items	274	77	84	—	—	—
Total deferred tax assets	2,662	2,100	192	26	9	(124)
Property, plant & equipment	(850)	(209)	(403)	—	—	—
Intangible assets	(5,757)	(6,414)	(4,937)	—	—	—
Investment grants	(199)	(227)	(301)	—	—	—
Inventory valuation	—	(31)	(89)	—	—	—
Other items	—	—	(17)	—	—	—
Total deferred tax liabilities	(6,806)	(6,881)	(5,747)	(687)	(1,033)	455
Netting	2,435	1,899	—	—	—	—
Total deferred tax assets, net	227	201	192	—	—	—
Total deferred tax liabilities , net	(4,371)	(4,982)	(5,747)	—	—	—
Total deferred tax income (expense)	—	—	—	(661)	(1,024)	331

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.
The Group has unused tax losses and
unused Innovation Income Deduction
in an amount of K€48,648 for 2021 (2020: K€43,172;
2019
: K€32,615) of which K€35,578 for 2021 (2020: K€27,878; 2019: K€21,878) relating to Materialise NV.
With respect to the unused tax losses of Materialise NV, no deferred tax assets have been recognized given that in view of the Belgian Patent Income Deduction and Innovation Income Deduction there is an uncertainty to which extent these tax losses and unused Innovation Income Deduction
will be used in future years. As from July 1, 2016, the Innovation Income Deduction replaced the former Patent Income Deduction. Under the grandfathering rule the Patent Income Deduction system could still be applied until June 30, 2021. The Belgian Patent Income Deduction allows companies to deduct 80% of the qualifying gross patent income from the taxable basis. Under the Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis. Based on its analysis, in 2021 the Group determined that no deferred tax assets should be recognized in respect of the tax losses or the unused Innovation Income Deduction carried forward at the level of Materialise NV at December 31, 2021.
With respect to the unused tax losses of the other entities, no deferred tax assets have been recognized in 2021, 2020 nor 2019 except for our tax unity in Germany where we recorded a deferred tax asset of € 0.3 million related to 2020 losses and Materialise Motion where we recorded a deferred tax asset of €
1.8
 million against a deferred tax liability of €
2.0

million. The deferred tax liability of
K€6,806

as at December 31, 2021 mainly relates to the intangibles that have been recognized in connection with business combinations (ACTech and Materialise Motion).
Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2021	2020*	2019
Profit (loss) before taxes	13,736	(8,221)	4,239
Income tax at statutory rate of 25% (2019: 29.58%)	(3,432)	2,045	(1,254)
Effect of different local tax rate	12	529	63
Tax adjustments to the previous period	88	(231)	(367)
Non-deductible expenses	(354)	(584)	(554)
Research and development tax credits	398	375	179
Patent income deduction / innovation income deduction	2,847	—	—
Non recognition of deferred tax asset	(407)	(723)	(1,579)
Recognition of deferred tax assets on previous year’s tax losses	—	—	119
Non-taxable income	350	503	925
Use of previous year’s tax losses and tax credits for which no deferred tax assets was recognized	163	135	—
Taxes on other basis	(71)	(993)	—
Other	(185)	(28)	(127)
Income tax benefit (expense) as reported in the consolidated income statement	(591)	1,028	(2,595)

*	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.